PGIM Jennison Energy Infrastructure Fund
Schedule of Investments as of February 28, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 98.4%
Common Stocks 64.5%
Electric Utilities 0.9%
Constellation Energy Corp.	19,255	$4,824,244
Independent Power Producers & Energy Traders 1.8%
Vistra Corp.	73,320	9,799,951
Oil & Gas Equipment & Services 1.3%
Kodiak Gas Services, Inc.	166,681	7,167,283
Oil & Gas Exploration & Production 1.0%
EQT Corp.	106,037	5,107,802
Oil & Gas Storage & Transportation 59.5%
Antero Midstream Corp.	1,031,526	17,484,366
Cheniere Energy, Inc.	169,652	38,775,661
DT Midstream, Inc.	207,045	19,894,954
Enbridge, Inc. (Canada)	446,968	19,095,968
Gibson Energy, Inc. (Canada)	640,557	9,519,250
Keyera Corp. (Canada)	412,325	12,092,587
Kinder Morgan, Inc.	922,249	24,992,948
Kinetik Holdings, Inc.	285,043	16,629,409
ONEOK, Inc.	348,001	34,935,821
Pembina Pipeline Corp. (Canada)	328,279	12,760,806
South Bow Corp. (Canada)	719,513	19,147,227
Targa Resources Corp.	183,379	36,991,212
TC Energy Corp. (Canada)	433,194	19,387,808
Williams Cos., Inc. (The)	618,846	36,004,460
		317,712,477

Total Common Stocks (cost $258,907,903)		344,611,757
Master Limited Partnerships 33.9%
Oil & Gas Storage & Transportation
Energy Transfer LP	2,120,018	40,895,147
Enterprise Products Partners LP	550,404	18,388,998
Hess Midstream LP (Class A Stock)	587,496	24,516,208
MPLX LP	756,862	40,802,431
Plains GP Holdings LP (Class A Stock)*	1,526,924	32,981,558

PGIM Jennison Energy Infrastructure Fund
Schedule of Investments as of February 28, 2025 (unaudited) (continued)
Description	Shares	Value
Master Limited Partnerships (Continued)
Oil & Gas Storage & Transportation (cont’d.)
Western Midstream Partners LP	576,736	$23,403,947

Total Master Limited Partnerships (cost $112,562,209)		180,988,289

Total Long-Term Investments (cost $371,470,112)		525,600,046

Short-Term Investment 3.9%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.497%) (cost $21,111,064)(wb)	21,111,064	21,111,064

TOTAL INVESTMENTS 102.3% (cost $392,581,176)		546,711,110
Liabilities in excess of other assets (2.3)%		(12,303,943)

Net Assets 100.0%		$534,407,167

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LP—Limited Partnership

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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